Financial instruments and risk management - Interest rate risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) item	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Interest rate risk
Derivative financial liabilities	$ 9,657
Loss on cash flow hedges	1,306,557	$ 67,629	$ (455,009)
Interest rate swap contracts
Interest rate risk
Derivative financial liabilities	$ 326	$ 2,695
28-day TIIE
Interest rate risk
Spread on interest rate basis		3.00%
Number of caplets | item	59
28-day TIIE | Maximum
Interest rate risk
Spread on interest rate basis	10.00%